Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

Parties, which can be a corporation or an individual, are considered to be related if we have the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Notes Payable to Related Party

Notes payable to related parties at June 30, 2021 and December 31, 2020 totaled $1,800 and $17,885, respectively, with a 2% annual interest rate. In June 2021, the Company converted $16,085 of a related party note payable into shares of common stock.

Currently the Company has defaulted on all of their remaining related party loan obligations. Forbearance has been granted by the related parties on all loans.

Accrued Salaries and Compensation

As of June 30, 2021 and December 31, 2020, accrued salaries to our company officers and executive director totaled $319,735 and $299,732, respectively and is included in accrued salaries and consulting fees in our consolidated balance sheets.

In March 2021, we issued 200,000,000 shares of common stock to the Chief Operating Officer for a total fair value of $160,000.

Board of Directors

In March 2021, we issued 20,000,000 shares of common stock to each of the seven board members, including the Chief Executive Officer, for an aggregate of 140,000,000 shares. Of these share issuances, $961,666 is included in personnel costs in the consolidated statements of operations and the remaining $138,334 was converted from accrued salaries and consulting fees.

Total accrued directors’ compensation of $0 and $94,584 at June 30, 2021 and December 31, 2020, respectively, is included in accrued salaries and consulting fees on our consolidated balance sheets.

A board member is the co-founder and president of ProcureAM, LLC, the fund advisor for the Fund. As of June 30, 2021 and December 31, 2020, we have $305,000 and $100,000, respectively, included as other receivables on our consolidated balance sheet, which represents amounts held in escrow at the Fund’s custodian.

Note 9. Related Party Transactions

Parties, which can be a corporation or an individual, are considered to be related if we have the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Notes Payable to Related Party

Notes payable to related parties at December 31, 2020 and 2019 totaled $17,885 with a 2% annual interest rate. Currently the Company has defaulted on all of their related party loan obligations. Forbearance has been granted by the related parties on all loans.

Accrued Salaries

In March 2019, we issued an aggregate of 8,600,298 shares of our common stock pursuant to the automatic exercise of warrants issued to two current and prior company officers. The warrants were issued in exchange for the cancellation of an aggregate of $348,312 of salary and interest accruals through December 31, 2018.

As of December 31, 2020 and 2019, accrued salaries to our company officers and executive director totaled $299,732 and $91,352, respectively and is included in accrued salaries and consulting fees in our consolidated balance sheets.

Board of Directors

In March 2020, the Company issued 1,000,000 shares to Orlando Reece pursuant to his appointment to the board, and recognized $17,800 in compensation expense.

In May 2020, we issued an aggregate of 11,942,161 shares to directors as compensation, including 3,942,161 shares pursuant to accrued monthly fees and 8,000,000 shares pursuant to 2020 annual compensation. In conjunction with this transaction, we cancelled 7,000,000 warrants that were issued to the board in December 2019. We accounted for the modification in accordance with ASC 718-20-35. Total fair value of the shares issued and warrant modification was $214,595.

In March and April 2019, we issued an aggregate of 5,000,000 shares of common stock to five unrelated individuals in accordance with their appointment as directors of the Company, and recognized $555,401 in compensation expense.

In 2019, we began the accrual of director’s fees for five individuals at the rate of $25,000 per annum. Four of the directors have agreed to receive their fee payments in shares of the Company’s common stock with the number of shares to be issued based on the 5-day average trading price of the stock at the end of each month.

Total accrued directors’ compensation of $94,584 and $80,000 at December 31, 2020 and 2019, respectively, is included in accrued salaries and consulting fees on our consolidated balance sheets.

A board member is the co-founder and president of ProcureAM, LLC, the fund advisor for the Fund. As of December 31, 2020 and 2019, we have $100,000 included as other receivables on our consolidated balance sheet, which represents amounts held in escrow at the Fund’s custodian.

Accounts Payable

As of December 31, 2020, the Company had $18,981 included in accounts payable to related parties including officers and board members.